Schedule of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Goodwill [Roll Forward]
Balance at beginning of period	$ 20,603	$ 20,603
HIE acquisition purchase price allocation adjustments (1)	183 [1]
Balance at end of period	$ 20,786	$ 20,603

[1]	Please read Note 4—Acquisitions for further discussion of these adjustments.